Share capital - Schedule of changes in share capital (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025		Jun. 30, 2024
Share capital - Schedule of changes in share capital (Details) [Line Items]
Balance		210,370		158,832
Balance		$ 1,997,759		$ 2,723,356
Balance		492,734		138,063
Balance		$ 1,028,780		$ 2,437,167
Warrants expired, shares		(55,942)	[1]	(20,769)
Warrants expired, amount		$ (968,979)	[1]	$ (286,189)
Exercise of warrants, shares	[2]	(8,500)
Exercise of warrants, amount	[2]
Exercise of RSUs, shares	[3]
Exercise of RSUs, amount	[3]
Shares issued for debt, shares	[4]
Shares issued for debt, amount	[4]
Shares to be issued, shares	[5]
Shares to be issued, amount	[5]
Exercise of options, shares	[6]
Exercise of options, amount	[6]
Warrants issued, shares	[7]	346,806
Warrants issued, amount	[7]
Class Multiple Voting Shares [Member]
Share capital - Schedule of changes in share capital (Details) [Line Items]
Balance		12		2
Balance		$ 151,701		$ 151,622
Balance		12		2
Balance		$ 151,701		$ 151,622
Share repurchase, shares			[8]		[9]
Share repurchase, amount			[8]		[9]
Shares for debt, shares	[10]
Shares for debt, amount	[10]
Warrants expired, shares			[1]		[11]
Warrants expired, amount			[1]		[11]
Exercise of warrants, shares	[2]
Exercise of warrants, amount	[2]
Exercise of RSUs, shares	[3]
Exercise of RSUs, amount	[3]
Shares issued for debt, shares	[4]
Shares issued for debt, amount	[4]
Shares to be issued, shares	[5]
Shares to be issued, amount	[5]
Exercise of options, shares			[12]		[6]
Exercise of options, amount			[12]		[6]
Warrants issued, shares	[7]
Warrants issued, amount	[7]
Information Of Warrant [Member]
Share capital - Schedule of changes in share capital (Details) [Line Items]
Balance		2,299,502		605,796
Balance		$ 150,318,624		$ 137,626,863
Balance		3,468,679		729,360
Balance		$ 159,810,269		$ 140,554,285
Share repurchase, shares		984,792	[8]	104,590	[9]
Share repurchase, amount		$ 8,192,245	[8]	$ 2,139,808	[9]
Shares for debt, shares	[10]			17,528
Shares for debt, amount	[10]			$ 685,051
Warrants expired, shares			[1]		[11]
Warrants expired, amount			[1]		[11]
Exercise of warrants, shares	[2]	8,500
Exercise of warrants, amount	[2]	$ 99,588
Exercise of RSUs, shares	[3]	92,690
Exercise of RSUs, amount	[3]	$ 515,625
Shares issued for debt, shares	[4]	46,003
Shares issued for debt, amount	[4]	$ 451,743
Shares to be issued, shares	[5]
Shares to be issued, amount	[5]
Exercise of options, shares		37,192	[12]	1,446	[6]
Exercise of options, amount		$ 232,444	[12]	$ 102,563	[6]
Warrants issued, shares	[7]
Warrants issued, amount	[7]
Class Subordinate Voting Shares [Member]
Share capital - Schedule of changes in share capital (Details) [Line Items]
Balance		12
Balance		$ 439
Share repurchase, shares			[8]		[9]
Share repurchase, amount			[8]		[9]
Shares for debt, shares	[10]
Shares for debt, amount	[10]
Warrants expired, shares			[1]		[11]
Warrants expired, amount			[1]		[11]
Exercise of warrants, shares	[2]
Exercise of warrants, amount	[2]
Exercise of RSUs, shares	[3]
Exercise of RSUs, amount	[3]
Shares issued for debt, shares	[4]
Shares issued for debt, amount	[4]
Shares to be issued, shares	[5]	12
Shares to be issued, amount	[5]	$ 439
Exercise of options, shares			[12]		[6]
Exercise of options, amount			[12]		[6]
Warrants issued, shares	[7]
Warrants issued, amount	[7]

[1]	During the six months ended June 30, 2025, 55,942 warrants expired unexercised.
[2]	During the six months ended June 30, 2025, 8,500 warrants were exercised into cash proceeds of $43,257. Total amount transferred to share capital is $99,588, which includes the reversal of warrant liability of $56,331. The warrants were issued as part of the issuance of March 28, 2025 December 2024 Debentures (Note 12).
[3]	During the six months ended June 30, 2025, 32,690 RSUs were exercised into 32,690 Class B Subordinate Voting Shares. Total of $137,625 was transferred to share capital. During the six months ended June 30, 2025, 60,000 RSUs were exercised with a price of $6.30 in exchange for 60,000 Class B Subordinate Voting Shares. Total of $378,000 was transferred to share capital.
[4]	During the six months June 30, 2025, the Company settled an aggregate of $451,743 of amounts owing to various arm’s length creditors through the issuance of 46,003 Class B Subordinate Voting Shares at prices ranging between $7.21 to $29.99 per Class B Subordinate Voting Share. The Company incurred a net gain on settlement of debt of $74,863 for the six months ended June 30, 2025. This net gain resulted from a significant gain on the settlement of one debt obligation, which fully offset losses recognized on other debt settlements during the period.
[5]	During the six months ended June 30, 2025, the Company received total proceeds of $439 (C$600) for 12 Class A Multiple Voting Shares at a price of C$50 per share, which are set to be issued subsequent to period end and classified as shares to be issued as at June 30, 2025.
[6]	During the six months ended June 30, 2024, 1,446 share options were exercised with a price of $71.50 (C$97.50) in exchange for 1,446 Class B Subordinate Voting Shares. The shares were issued in exchange for services.
[7]	During the six months ended June 30, 2025, 152,577 warrants of the Company were issued as part of the issuance of December 2022 Debentures (Tranche 3) (Note 14). During the six months ended June 30, 2025, 10,309 warrants of the Company were issued as part of the issuance of March 6, 2025 December 2024 Debentures (Note 14). During the six months ended June 30, 2025, 183,920 warrants of the Company were issued as part of the issuance of March 28, 2025 December 2024 Debentures (Note 14).
[8]	On February 7, 2025, a partial amount of the December 2024 Debentures (Tranche 3) was converted into an aggregate of 152,577 Class B Subordinate Voting Shares (Note 14). On February 26, 2025, the remaining amount was converted into an aggregate of 221,237 Class B Subordinate Voting Shares (Note 14). Thus, the total number of Class B Subordinate Voting Shares issued upon conversion of the December 2024 Debentures (Tranche 3) was 373,814 with a total value of $2,372,839 transferred to share capital. On March 25, 2025, the full amount of the March 6, 2025 December 2024 Debenture of $100,000 was converted into an aggregate of 25,257 Class B Subordinate Voting Shares with a value of $31,188 (Note 14). On May 5, 2025, a partial amount of the December 2024 Debentures was converted into an aggregate of 103,534 Class B Subordinate Voting Shares (Note 14). On May 23, 2025, the remaining amount was converted into an aggregate of 105,840 Class B Subordinate Voting Shares (Note 14). Thus, the total number of Class B Subordinate Voting Shares issued upon conversion of the entire December 2024 Debentures was 209,374 with a total value of $1,603,513 transferred to share capital. During the six months ended June 30, 2025, the full amount of the March 28, 2025 December 2024 Debenture was converted into an aggregate of 376,347 Class B Subordinate Voting Shares on various dates (Note 14), with a total value of $4,184,705 transferred to share capital.
[9]	During the six months ended June 30, 2024, the Company entered into an at-the-market offering agreement (the “ATM Agreement”) to sell Class B Subordinate Voting Shares, having an aggregate offering price up to $11,154,232. During the six months ended June 30, 2024, the Company issued 104,590 Class BSubordinate Voting Shares for gross proceeds of $2,234,790. A cash commission of $67,044, based on 3.0% of the aggregate gross proceeds, plus other trading expenses of $27,938, resulted in total share issuance costs of $94,982. The net proceeds from this raise were $2,139,808.
[10]	In March 2024, the Company settled an aggregate of $524,324 (C$637,750) of amounts owing to an arm’s length creditor through the issuance of 9,231 Class B Subordinate Voting Shares at a price of $58.70 per Class B Subordinate Voting Share for total value of $541,800. Included in this amount is 846 Class B Subordinate Voting Shares issued pursuant to the conversion of RSUs, which vested immediately upon grant (Note 12). Each RSU entitled the holder to acquire one Class B Subordinate Voting Share upon vesting. The Company incurred a loss on settlement of debt of $17,476 as the share price on the date of issuance was higher than the price stated in the agreement. In February 2024, the Company issued 605 Class B Subordinate Voting Shares at a deemed price of $55.90 per Class B Subordinate Voting Share to settle an aggregate amount of $33,636 owing to an arm’s length creditor. In June 2024, the Company settled an aggregate of $109,614 (C$150,000) of amounts owing to arm’s length creditors through the issuance of 7,692 Class B Subordinate Voting Shares at a price of $14.30 per Class B Subordinate Voting Share for total value of $109,614. The agreements state that the creditors will accept shares as payment and settlement of debt, provided that upon selling the debt settlement shares, the creditors have received net proceeds from the sale equal to the debt. For any losses, if any, calculated as the total debt minus the net proceeds, shall be added back to the debt amount on a dollar-for-dollar basis by the amount of the loss.
[11]	During the six months ended June 30, 2024, 20,769 warrants expired unexercised.
[12]	During the six months ended June 30, 2025, the Company issued an aggregate of 37,192 Class B Subordinate Voting Shares upon the exercise of 37,192 share options with exercise price ranging from C$5.25 to C$6.60 for total gross proceeds of $148,086. Total amount of $232,444 was transferred to share capital. The market prices on the dates of option exercise ranged between C$18 to C$38 per Class B Subordinate Voting Share.